Balance Sheet Components - Schedule of Amortization Expense For Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
Finite Lived Intangible Assets [Line Items]
Total amortization of acquired intangible assets	$ 2,956	$ 2,027	$ 529
Cost of Revenue | License - self-managed
Finite Lived Intangible Assets [Line Items]
Total amortization of acquired intangible assets	387	387	55
Cost of Revenue | Subscription - self-managed and SaaS
Finite Lived Intangible Assets [Line Items]
Total amortization of acquired intangible assets	2,421	1,521	404
Sales and marketing
Finite Lived Intangible Assets [Line Items]
Total amortization of acquired intangible assets	$ 148	$ 119	$ 70